FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current		R$ 1,456,485	R$ 2,644,732
NonCurrent		156,185	147,671
Investment [Member]
IfrsStatementLineItems [Line Items]
Current	[1]	271,590	261,673
NonCurrent	[1]	15,675	15,148
Usiminas Shares [Member]
IfrsStatementLineItems [Line Items]
Current	[2]	1,184,895	2,383,059
Bond [Member]
IfrsStatementLineItems [Line Items]
NonCurrent	[3]	R$ 140,510	R$ 132,523

[1]	Comprised of restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds.
[2]	Part of the shares of Usiminas Siderúrgica de Minas Gerais S.A. held by the Company guarantees a portion of the Company’s debt.
[3]	Bonds with Fibra bank due in February 2028 (see note 22.b).